Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions		Dec. 26, 2020	Dec. 28, 2019
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts		$ 3,999	$ 4,729
Unamortized deferred financing costs		(12)	(17)
Current installments of long-term debt		(44)	(43)
Total		3,943	4,669
1st Lien USD Term Loan
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts	[1]	2,701	3,020
1st Lien Euro Term Loan
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts	[2]	$ 1,298	1,200
Second Lien USD Term Loan
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts	[3]		$ 509

[1]	During the year ended December 26, 2020, the weighted average interest rate was 4.4%
[2]	During the year ended December 26, 2020, the weighted average interest rate was 3.5%
[3]	During the year ended December 26, 2020, the weighted average interest rate was 9.7%